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                                 LAW OFFICES OF
                             DECHERT PRICE & RHOADS
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2104

                                  May 5, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:    The MainStay Institutional Funds, Inc.
             File No. 333-36962


Dear Sir or Madam:

    On behalf of MainStay Institutional Funds, Inc. (the "Fund"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses and Statements of Additional Information that the Fund would have filed pursuant to Rule 497(c) would not have differed from those filed on April 30,1999 as part of the Fund's most recent registration statement, and (ii) the text of the Fund's most recent registration statement was filed electronically on April 30,1999.


     No fees are required in connection with this filing. If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (202)261-3358 or Michael J. McDonough at (202)261-3378.

                                          Very truly yours,


                                          /s/ Jeffrey L. Steele

Attachment

cc:     Judy Randall
        New York Life Insurance Company